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March 30, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re: Reserve Municipal Money Market Trust (the "Trust")
    File Nos. 811-10531


Ladies and Gentlemen:

On behalf of the Reserve Municipal Money Market Trust (the "Trust"), this letter shall serve as certification under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of that Rule would not have differed from the prospectus and statement of additional information, as supplemented, contained or incorporated by reference in post-effective amendment No. 7 to the registration statement of the Trust on Form N-1A as filed electronically on March 29, 2006.

If you have any questions, please contact the undersigned at (212) 401-5562.

Very truly yours,


/s/ Amy W. Bizar
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Amy W. Bizar
General Counsel